Post Balance Sheet Events	12 Months Ended
Dec. 31, 2025
Post Balance Sheet Events
Post Balance Sheet Events

30	Post Balance Sheet Events

On February 4, 2026, the Company announced that it had entered into a license and collaboration agreement (the “License Agreement”) with Otsuka Pharmaceutical Co., Ltd. (“Otsuka”), pursuant to which Otsuka granted the Company an exclusive, worldwide (excluding Japan) license (the “Licensed Territory”) to develop manufacture and commercialize OPB-171755, to be designated MTX240 (“MTX240”), a Phase 1-ready molecular glue therapeutic candidate, for all human therapeutic uses. The Company intends to initially develop MTX240 for the treatment of gastrointestinal stromal tumors.

Pursuant to the License Agreement, the Company will be responsible for all development, manufacturing and commercialization activities for MTX240 in the Licensed Territory, and Otsuka will retain all rights to MTX240 in Japan. As consideration for the license, the Company made an upfront payment to Otsuka, and Otsuka is eligible to receive one-time development and regulatory milestones, as well as tiered royalties in the mid-single digits on the net sales of licensed products. The Company is also obligated to pay Otsuka a percentage of any sublicense income it receives, subject to certain exceptions.